Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties	$ 18,903.9	$ 16,476.7
Real estate operating business	326.3	250.0
Marketable securities:
Marketable securities	2,207.8	739.3
Total investments (cost: $24,326.7 and $21,967.9)	30,918.0	25,550.7
Loans payable	(2,380.5)	(2,411.4)
Line of credit	(500.0)	0.0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties	18,903.9	16,476.7
Real estate joint ventures	7,175.9	6,128.9
Real estate funds	811.5	393.2
Real estate operating business	326.3	250.0
Marketable securities:
Loans receivable	1,492.6	1,562.6
Total investments (cost: $24,326.7 and $21,967.9)	30,918.0	25,550.7
Loans payable	(2,380.5)	(2,411.4)
Line of credit	(500.0)	0.0
Recurring | United States Government agency notes
Marketable securities:
Marketable securities	864.1	157.0
Recurring | Foreign Government agency notes
Marketable securities:
Marketable securities	7.6
Recurring | United States Treasury securities
Marketable securities:
Marketable securities	784.3	582.3
Recurring | Corporate bonds
Marketable securities:
Marketable securities	551.8
Recurring | Level 1: Quoted Prices in Active Markets for Identical Assets
Marketable securities:
Total investments (cost: $24,326.7 and $21,967.9)	0.0	0.0
Recurring | Level 2: Significant Other Observable Inputs
Marketable securities:
Total investments (cost: $24,326.7 and $21,967.9)	2,207.8	739.3
Recurring | Level 2: Significant Other Observable Inputs | United States Government agency notes
Marketable securities:
Marketable securities	864.1	157.0
Recurring | Level 2: Significant Other Observable Inputs | Foreign Government agency notes
Marketable securities:
Marketable securities	7.6
Recurring | Level 2: Significant Other Observable Inputs | United States Treasury securities
Marketable securities:
Marketable securities	784.3	582.3
Recurring | Level 3: Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties	18,903.9	16,476.7
Real estate joint ventures	7,175.9	6,128.9
Real estate operating business	326.3	250.0
Marketable securities:
Loans receivable	1,492.6	1,562.6
Total investments (cost: $24,326.7 and $21,967.9)	27,898.7	24,418.2
Loans payable	(2,380.5)	(2,411.4)
Line of credit	$ (500.0)	$ 0.0